JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

July 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information the Funds listed on Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 344 (Amendment 345 under the Investment Company Act of 1940) filed electronically on June 27, 2014.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

July 3, 2014	JPMorgan Trust I

Appendix A

J.P. Morgan Tax Free Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

JPMorgan SmartAllocation Funds
JPMorgan SmartAllocation Income Fund

J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware High Income Fund
JPMorgan Tax Aware Income Opportunities Fund